Shareholders' Equity (Deficit) - Schedule of Stock Based Compensation Expenses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Costs and Expenses
Total employee stock-based compensation expense	$ 421,000	$ 473,000
Impact on basic and diluted net loss per common share	$ 0	$ 0
Research and development [Member]
Costs and Expenses
Total employee stock-based compensation expense	138,000	102,000
General and administrative [Member]
Costs and Expenses
Total employee stock-based compensation expense	$ 283,000	$ 371,000